Related party transactions and balances	12 Months Ended
Apr. 30, 2026
Related Party Transactions [Abstract]
Related party transactions and balances

13	Related party transactions and balances

The table below sets forth the major related parties and their relationships with the Company as of April 30, 2025 and 2026:

Name of related parties	Relationship with the Company
TongHuai SG Enterprise Pte. Ltd.	Major shareholder
Singlight Technology Holdings Pte. Ltd.	Shareholder of the Company

Amount due to major shareholder

The Company received loan proceeds from major shareholder, TongHuai SG Enterprise Pte. Ltd. for business working purposes. The payable balance due to TongHuai SG Enterprise Pte. Ltd. was S$2,995,423 and nil as of April 30, 2025 and 2026. In the year ended April 30, 2025 loan from TongHuai SG Enterprise Pte. Ltd. was S$2,600,000 (US$2,041,260) and repayment was S$337,330 (US$264,838). In the year ended April 30, 2026 loan from TongHuai SG Enterprise Pte. Ltd. was S$760,000 (US$596,676) and repayment was S$3,755,423 (US$2,948,383). Such balance is interest free, unsecured, and repayable on demand. Due to the in demand nature of the advance, the company reclassified the “Amount due to major shareholder” from non-current liabilities to current liabilities.

TongHuai SG Enterprise Pte. Ltd. will continue to provide cash injections to the Company based on agreement as and when signed.